PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 93.4% of Net Assets
	Australia – 2.1%
32,601	Brambles Ltd.	$262,981
89,693	Stockland	301,093

		564,074

	Belgium – 4.8%
13,343	KBC Group NV(a)	970,856
5,960	Umicore S.A.	316,204

		1,287,060

	Denmark – 13.8%
4,314	Chr. Hansen Holding A/S(a)	391,861
2,321	Coloplast A/S, Series B	348,955
12,274	Novo Nordisk A/S, Class B	827,066
6,312	Orsted A/S, 144A	1,019,169
5,548	Vestas Wind Systems A/S	1,144,479

		3,731,530

	France – 16.3%
2,165	Air Liquide S.A.	353,492
34,424	Credit Agricole S.A.(a)	498,535
7,720	Danone S.A.	528,419
2,051	Dassault Systemes SE	438,378
2,280	EssilorLuxottica S.A.	371,428
1,056	L’Oreal S.A.	404,534
4,391	Orpea S.A.(a)	508,470
18,254	Suez S.A.	386,602
12,002	Valeo S.A.	407,196
5,998	Worldline S.A., 144A(a)	502,134

		4,399,188

	Germany – 6.1%
2,291	Allianz SE, (Registered)	582,727
5,478	SAP SE	671,913
3,196	Symrise AG	387,776

		1,642,416

	Hong Kong – 4.2%
92,795	AIA Group Ltd.	1,135,511

	Ireland – 4.0%
7,642	Kingspan Group PLC	646,507
9,098	Smurfit Kappa Group PLC	426,882

		1,073,389

	Japan – 11.6%
4,100	Kao Corp.	271,291
33,300	Kubota Corp.	759,638
21,700	Sekisui House Ltd.	466,770
1,100	Shimano, Inc.	262,724

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
17,738	Takeda Pharmaceutical Co. Ltd.	$646,588
14,100	Terumo Corp.	510,255
4,200	West Japan Railway Co.	233,041

		3,150,307

	Netherlands – 7.8%
358	Adyen NV, 144A(a)	798,843
2,119	ASML Holding NV	1,300,153

		2,098,996

	Norway – 0.5%
8,332	Telenor ASA	146,791

	Switzerland – 2.4%
1,023	Geberit AG, (Registered)	651,084

	Taiwan – 4.4%
10,046	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,188,241

	United Kingdom – 15.4%
6,730	Croda International PLC	588,850
18,798	Halma PLC	615,008
6,771	Johnson Matthey PLC	281,267
31,265	Land Securities Group PLC	297,287
234,037	Legal & General Group PLC	898,589
34,365	Prudential PLC	732,061
2,046	Spirax-Sarco Engineering PLC	321,463
7,454	Unilever PLC	415,911

		4,150,436

	Total Common Stocks (Identified Cost $21,027,136)	25,219,023

Principal Amount
Short-Term Investments – 4.3%
$ 1,176,060	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $1,176,060 on 4/01/2021 collateralized by $1,120,300 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $1,199,658 including accrued interest(b) (Identified Cost $1,176,060)	1,176,060

	Total Investments – 97.7% (Identified Cost $22,203,196)	26,395,083
	Other assets less liabilities – 2.3%	608,865

	Net Assets – 100.0%	$27,003,948

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$23,614,871	87.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $2,320,146 or 8.6% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$564,074	$—	$564,074
Belgium	—	1,287,060	—	1,287,060
Denmark	—	3,731,530	—	3,731,530
France	—	4,399,188	—	4,399,188
Germany	—	1,642,416	—	1,642,416
Hong Kong	—	1,135,511	—	1,135,511
Ireland	—	1,073,389	—	1,073,389
Japan	—	3,150,307	—	3,150,307
Netherlands	—	2,098,996	—	2,098,996
Norway	—	146,791	—	146,791
Switzerland	—	651,084	—	651,084
Taiwan	1,188,241	—	—	1,188,241
United Kingdom	415,911	3,734,525	—	4,150,436

Total Common Stocks	1,604,152	23,614,871	—	25,219,023

Short-Term Investments	—	1,176,060	—	1,176,060

Total	$1,604,152	$24,790,931	$—	$26,395,083

Industry Summary at March 31, 2021 (Unaudited)

Insurance	12.4%
Semiconductors & Semiconductor Equipment	9.2
Chemicals	8.6
Pharmaceuticals	5.5
Banks	5.4
IT Services	4.9
Building Products	4.8
Electrical Equipment	4.2
Software	4.1
Personal Products	4.0
Machinery	4.0
Electric Utilities	3.8
Health Care Equipment & Supplies	3.2
Electronic Equipment, Instruments & Components	2.3
Food Products	2.0
Other Investments, less than 2% each	15.0
Short-Term Investments	4.3

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

Euro	40.5%
British Pound	13.9
Danish Krone	13.8
Japanese Yen	11.6
United States Dollar	8.7
Hong Kong Dollar	4.2
Swiss Franc	2.4
Australian Dollar	2.1
Norwegian Krone	0.5

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%